Fair Value Instruments (Details) - Schedule of key inputs used in the valuation for the SAFE Instruments	9 Months Ended
Sep. 30, 2021
Warrants [Member] | SPAC Scenario [Member]
Fair Value Instruments (Details) - Schedule of key inputs used in the valuation for the SAFE Instruments [Line Items]
Scenario probability weighting	85.00%
Expected term (in years)	7 months 6 days
Expected volatility	55.00%
Risk-free interest rate	0.10%
Dividend yield
Warrants [Member] | Private Scenario [Member]
Fair Value Instruments (Details) - Schedule of key inputs used in the valuation for the SAFE Instruments [Line Items]
Scenario probability weighting	15.00%
Expected term (in years)	2 years 1 month 6 days
Expected volatility	102.50%
Risk-free interest rate	0.30%
Dividend yield
SAFE Instruments [Member] | SPAC Scenario [Member]
Fair Value Instruments (Details) - Schedule of key inputs used in the valuation for the SAFE Instruments [Line Items]
Scenario probability weighting	85.00%
Expected term (in years)	7 months 6 days
Expected volatility	55.00%
Risk-free interest rate	0.10%
Dividend yield
SAFE Instruments [Member] | Private Scenario [Member]
Fair Value Instruments (Details) - Schedule of key inputs used in the valuation for the SAFE Instruments [Line Items]
Scenario probability weighting	15.00%
Expected term (in years)	2 years 1 month 6 days
Expected volatility	20.00%
Risk-free interest rate	0.30%
Dividend yield